Stock Compensation (Details) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 18, 2022	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Compensation (Details) [Line Items]
Total issued and outstanding rate	10.00%
Recognized stock-based compensation				$ 23,647	$ 0
Unrecognized stock-based compensation
Black-Scholes [Member]
Stock Compensation (Details) [Line Items]
Unrecognized stock-based compensation				$ 0